Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 89,002,243	$ 63,515,071	$ 17,358,914
Costs and expenses
General and administrative expenses	1,865,856	2,706,303
Sales and marketing expenses	359,352	109,346	367,633
Total costs and expenses	88,153,345	63,615,123	17,846,718
Income (loss) from operations	848,898	(100,052)	(487,804)
Other (expenses) income
Interest expenses	(450,323)	(789,306)	(396,188)
Other expenses	(33,372)	(45,522)	(360,032)
Other income	268,454	1,102,722	441,025
Total other expenses, net	(215,240)	267,894	(315,195)
Income (loss) before income taxes	633,658	167,842	802,999
Provision for income taxes	268,567	226,169	135,414
Net income (loss) from continuing operations	365,091	(58,327)	(938,413)
Discontinued operations
Loss on disposal of discontinued operations	(7,437,854)
Income taxes expenses from discontinued operations	(5,357)	(303,873)
Income/(loss) from discontinued operations	(2,501,640)	2,258,388
(Loss)/income from discontinued operations (including loss on disposal of $7,437,854)	(9,944,851)	1,954,515
Net income (loss)	(9,579,760)	1,896,188	(938,413)
Other comprehensive income (loss)
Foreign currency translation adjustment	(86,450)	(1,409,431)	(640,974)
Comprehensive income (loss)	$ (9,666,210)	$ 486,758	$ (1,579,387)
Weighted average shares used in computation:
Basic (in Shares)	25,701,734	21,429,877	19,035,038
Diluted (in Shares)	25,157,299	20,885,442	15,237,432
Basic earnings (loss) per share:
Continuing operations (in Dollars per share)	$ 0.01		$ (0.05)
Discontinued operations (in Dollars per share)	(0.38)	0.09
Earnings per share - basic (in Dollars per share)	(0.37)	0.09	0.05
Diluted earnings (loss) per share:
Continuing operations (in Dollars per share)	0.01		(0.06)
Discontinued operations (in Dollars per share)	(0.39)	0.09
Earnings per share - diluted (in Dollars per share)	$ (0.38)	$ 0.09	$ (0.06)
Trucking Services
Costs and expenses
Costs and expenses	$ 66,540,754	$ 34,789,989	$ 15,428,131
Liquor Distributions
Costs and expenses
Costs and expenses	48,238		$ 2,050,954
Car Owner Services
Costs and expenses
Costs and expenses	$ 19,339,145	$ 26,009,485